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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended: December 31, 2002
                                              --------------------
 Check here if Amendment [ ]; Amendment Number:
                                              --------------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.

 Institutional Investment Manager Filing this Report:

 Name:    CF FX, L.L.C.
          ---------------------------------------------
 Address: 30 S. Wacker Dr #2707
          ---------------------------------------------
          Chicago, IL 60606
          ---------------------------------------------

          ---------------------------------------------

 Form 13F File Number:      028-06493
                          -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:    John Gordon
          ---------------------------------------------
 Title:   Chief Financial Officer
          ---------------------------------------------
 Phone:   (312) 906-7366
          ---------------------------------------------

 Signature, Place, and Date of Signing:
 /s/ John Gordon          Chicago, IL                   02-07-03
 ------------------------ ----------------------------- --------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

     Form 13F File Number         Name

     28-
        ------------------        ------------------------
     [Repeat as necessary.]


                             Form 13F SUMMARY PAGE

 Report Summary:

 Number of Other Included Managers:      None
                                         -------------------
 Form 13F Information Table Entry Total: 37
                                         -------------------
 Form 13F Information Table Value Total: $130,080
                                         -------------------
                                            (thousands)

 List of Other Included Managers:

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number          Name

               28-
     ----      ---------------------          ----------------------
     [Repeat as necessary.]

                                    13F CFFX

------------------------------------------------------------------------------------------------------------------
         Name of Issuer           Title or Class     Cusip       Value (000)    Shares/Prin Amnt    Shr/Put/Call
------------------------------------------------------------------------------------------------------------------
 AMERICAN INTERNATIONAL GROUP           Com         026874107            526               9,100       SH
 AMGEN INC                              Com         031162100            773              16,000       SH
 ARCHSTONE COMMUNITIES TR            PREFERRED      039583208         13,570             419,000       SH
 AVON PRODUCTS INC                      Com         054303102            625              11,600       SH
 Chesapeake                          PREFERRED      165167404          3,752              62,000       SH
 Continental Airlines                 CONVERT       210795PD6          2,289           5,000,000       PRN
 Corning                              CONVERT       219350AK1          3,533           5,000,000       PRN
 COSTCO WHOLESALE CORP                CONVERT       22160QAC6          7,008          10,000,000       PRN
 CUMMINS                             PREFERRED      231029307          1,106              25,000       SH
 DEAN FOODS                             Com         242370104          1,113              30,000       SH
 EQUITY OFFICE PPTYS TRST            PREFERRED      294741509          2,590              57,900       SH
 EQUITY RESIDENTIAL PROPS            PREFERRED      29476L883         19,989             714,400       SH
 EQUITY RESIDENTIAL PROPS            PREFERRED      29476L859          9,009             372,800       SH
 FOSTER WHEELER                       CONVERT       35024PAB8            424           2,000,000       PRN
 GENL GROWTH PROPERTIES              PREFERRED      370021206         13,272             400,000       SH
 IndyMac                             PREFERRED      456607209          2,183              53,000       SH
 Isis Pharmaceuticals Inc             CONVERT       464337AA2            960           1,350,000       PRN
 Isis Pharmaceuticals Inc             CONVERT       464337AC8            469             650,000       PRN
 IVAX                                 CONVERT       465823AG7          1,652           2,000,000       PRN
 JOHNSON & JOHNSON                      Com         478160104          1,568              29,200       SH
 L3 communications                    CONVERT       502424AD6          3,385           3,000,000       PRN
 LEVEL 3 COMMUNICATIONS               CONVERT       52729NAG5          1,193           2,825,000       PRN
 LSI LOGIC CORP                         Com         502161102            144              25,000       SH
 LUCENT                              PREFERRED      549462208            828               2,000       SH
 Lukoil                                 Com          2537432           1,029              16,920       SH
 Nortel                               CONVERT       656568AB8          1,719           3,250,000       PRN
 Nortel Networks Corp.                CONVERT       656568AA0            529           1,000,000       PRN
 PRIMUS TELECOMM GROUP                CONVERT       741929AL7            463           1,000,000       PRN
 SL GREEN REALTY CORP                PREFERRED      78440X200          4,964             150,000       SH
 SOUTH AFRICAN BREWERIES              CONVERT       783866AA4          3,195           3,000,000       PRN
 STARWOOD HOTELS RESORTS              CONVERT       85590AAB0          5,753          11,000,000       PRN
 TELEFONOS DE MEXICO,S.A.             CONVERT       879403AD5          5,984           5,000,000       PRN
 Teva Pharmaceuticals                 CONVERT       88164MAA6          7,301           6,850,000       PRN
 UAL CORP                               Com         902549500             29              20,000       SH
 UAL CORP                               Com         902549500             28              19,700       Put
 UAL CORP                               Com         902549500            129              90,000       Put
 US CELLULAR CORP                     CONVERT       911684AA6          6,995          20,000,000       PRN

-----------------------------------------------------------------------------------------
         Name of Issuer        Investment Discretion   Other Managers  Sole Voting Auth
-----------------------------------------------------------------------------------------
 AMERICAN INTERNATIONAL GROUP        sole                  N/A                     9,100
 AMGEN INC                           sole                  N/A                    16,000
 ARCHSTONE COMMUNITIES TR            sole                  N/A                   419,000
 AVON PRODUCTS INC                   sole                  N/A                    11,600
 Chesapeake                          sole                  N/A                    62,000
 Continental Airlines                sole                  N/A                 5,000,000
 Corning                             sole                  N/A                 5,000,000
 COSTCO WHOLESALE CORP               sole                  N/A                10,000,000
 CUMMINS                             sole                  N/A                    25,000
 DEAN FOODS                          sole                  N/A                    30,000
 EQUITY OFFICE PPTYS TRST            sole                  N/A                    57,900
 EQUITY RESIDENTIAL PROPS            sole                  N/A                   714,400
 EQUITY RESIDENTIAL PROPS            sole                  N/A                   372,800
 FOSTER WHEELER                      sole                  N/A                 2,000,000
 GENL GROWTH PROPERTIES              sole                  N/A                   400,000
 IndyMac                             sole                  N/A                    53,000
 Isis Pharmaceuticals Inc            sole                  N/A                 1,350,000
 Isis Pharmaceuticals Inc            sole                  N/A                   650,000
 IVAX                                sole                  N/A                 2,000,000
 JOHNSON & JOHNSON                   sole                  N/A                    29,200
 L3 communications                   sole                  N/A                 3,000,000
 LEVEL 3 COMMUNICATIONS              sole                  N/A                 2,825,000
 LSI LOGIC CORP                      sole                  N/A                    25,000
 LUCENT                              sole                  N/A                     2,000
 Lukoil                              sole                  N/A                    16,920
 Nortel                              sole                  N/A                 3,250,000
 Nortel Networks Corp.               sole                  N/A                 1,000,000
 PRIMUS TELECOMM GROUP               sole                  N/A                 1,000,000
 SL GREEN REALTY CORP                sole                  N/A                   150,000
 SOUTH AFRICAN BREWERIES             sole                  N/A                 3,000,000
 STARWOOD HOTELS RESORTS             sole                  N/A                11,000,000
 TELEFONOS DE MEXICO,S.A.            sole                  N/A                 5,000,000
 Teva Pharmaceuticals                sole                  N/A                 6,850,000
 UAL CORP                            sole                  N/A                    20,000
 UAL CORP                            sole                  N/A                    19,700
 UAL CORP                            sole                  N/A                    90,000
 US CELLULAR CORP                    sole                  N/A                20,000,000